Revenue - Schedule of Analysis of Other Income (Details) - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Analysis of Other Income [Abstract]
Bank interest income				$ 1,467,357	$ 859,454	$ 15,905
Interest income on refundable rental deposit				11,079	13,049	12,138
Government grants				6,056
Gain on disposal of assets in Malaysian operations	[1]			600,000
Gain on disposal of items of property and equipment, net				7,068	3,690	4,539
Gain on derecognition of convertible loan and bridge loan						135,031
Others				397	1,321	13,896
Other income		$ 323,249	$ 954,142	$ 2,091,957	$ 877,514	$ 181,509

[1]	During the year ended December 31, 2024, the Group has disposed of the brand, its website, domain names, select user data, and certain intellectual property right operating exclusively in Malaysia with carrying amount of US$nil to a third party in exchange of preference shares in the third party with an estimated fair value of US$600,000 (note 10).